Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Balance Sheets
	As of December 31,
	2023	2022
ASSETS
Current assets:
Cash	$3,600	$169,549
Due from VIE	3,045,528	3,155,488
Non-current assets
Investment in subsidiaries and VIE	28,283,774	40,048,067

Total assets	$31,332,902	$43,373,104

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$5,909,287	5,909,287
Due to related parties	221,881	$31,381

STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,170,475 and 2,132,785 issued and outstanding at December 31, 2023 and 2022, respectively	3,473	3,413
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2023 and 2022, respectively	75	75
Additional paid-in capital	52,687,182	52,557,552
Statutory reserve	394,541	394,541
Accumulated deficit	(26,039,567)	(14,572,425)
Accumulated other comprehensive loss	(1,843,970)	(950,720)
Total stockholders’ equity	25,201,734	37,432,436

Total liabilities and stockholders’ equity	$31,332,902	$43,373,104

Schedule of Parent Company Statements of Income and Comprehensive Income (Loss)
	For the Years Ended December 31,
	2023	2022	2021

GENERAL AND ADMINISTRATIVE EXPENSES	$(596,098)	$(2,926,245)	$(1,937,800)
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(10,923,835)	(8,605,535)	(4,451,276)

NET LOSS	(11,519,933)	(11,531,781)	(6,389,076)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(897,642)	(2,446,705)	671,219
COMPREHENSIVE LOSS	$(12,417,575)	$(13,978,486)	$(5,717,857)

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2023	2022	2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(11,519,933)	$(11,531,781)	$(6,389,076)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	129,690	1,847,926	971,200
Prepaid expenses and other current assets	-	103,790	188,211
Equity in losses of subsidiaries and VIE	10,923,835	8,605,535	4,451,276
Net cash used in operating activities	(466,408)	(974,530)	(778,389)

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	109,959	829,619	(3,993,808)
Investment in subsidiaries and VIE	-	(9,610,000)	(24,330,000)
Net cash provided by (used in) investing activities	109,959	(8,780,381)	(28,323,808)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares	-	9,883,241	-
Net proceeds from the Initial Public Offering	-	-	25,685,364
Repayment of related party loans	-	-	(1,175,572)
Proceeds from related party loans	190,500	31,381	-
Net cash provided by financing activities	190,500	9,914,622	24,509,792

CHANGES IN CASH	(165,949)	159,711	(4,592,405)

CASH, beginning of year	169,549	9,838	4,602,243

CASH, end of year	$3,600	$169,549	$9,838